DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Charges [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure

(in thousands of $)	2012	2011
Debt arrangement fees	1,006	1,006
Accumulated amortization	(958)	(936)
	48	70